Fair Value - Additional Information (Detail) - Fair Value Hierarchy [Domain] - USD ($)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Transfers between Level 1 and Level 2	$ 0	$ 0
Level 3 assets fair value	$ 32,000,000	37,000,000	$ 38,000,000	$ 41,000,000
Upper limit percentage of Level 3 assets to total invested assets	0.30%
Long-term debt, carrying value	$ 3,825,000,000	2,600,000,000
Long-term debt, fair value	$ 4,102,000,000	$ 2,751,000,000